Trade and other receivables - Trade receivables past due but not impaired and receivables factoring and related programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are past due
Trade receivables	$ 333	$ 334
Factoring receivables sold	530	456
Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	11	18
Up to three months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	3	15
Three to six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	1	1
Over six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	$ 7	$ 2